Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee Option Plans (Tables) [Line Items]
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants	The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:
	Year ended December 31,
	2022	2021	2020
General and administrative expenses	14,953	14,767	7,856
	$14,953	$14,767	$7,856

Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories	The options outstanding as of December 31, 2022, have been separated into ranges of exercise price categories, as follows:
Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
0	20,000	7.67	-	-	-
3.81	6,250	0.6	3.81	6,250	3.81
	26,250	5.99	$0.91	6,250	$3.81
The options outstanding as of December 31, 2022, have been separated into exercise price categories, as follows:
Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
0.28	3,238	7.92	-	827	0.28
469.45	297	7.99		-	-
1,877.81	493	7.99	3.81	-	-
	4,028	7.94	$0.91	827	$0.28

Schedule of the RSU Activities	A summary of the RSU activities in Sapiens in the year ended on December 31, 2022, is as follows:
		Weighted Average
	Amount of	Grant-Date Fair
	options	value

Unvested at January 1, 2022	203,756	26.46
Granted	7,500	23.24
Vested	(53,948)	26.32
Expired and forfeiture	(18,164)	24.73

Unvested at December 31, 2022	139,144	26.56

Matrix [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Matrix IT's Employee Stock-Based Compensation Activity	The following table summarizes Matrix IT’s employee stock-based compensation activity during the year ended December 31, 2022:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	862,756	10.07	1.93	17,513
Expired and forfeited	(12,500)	10.08
Exercised	(451,378)	10.11	-	7,786

Outstanding at December 31, 2022	398,878	7.66	0.9	5,144
Exercisable at December 31, 2022	51,378	-	-	1,056

Sapiens [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of Sapiens' Stock-Based Compensation Activity	The following table summarizes Sapiens’ stock-based compensation activity during the year ended December 31, 2022:
	Year ended December 31, 2022
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	1,835,385	22.27	3.77	22,374
Granted	404,500	21.19
Exercised	(21,253)	10.65		250
Expired and forfeited	(85,869)	24.07

Outstanding at December 31, 2022	2,132,763	21.51	3.30	5,531

Exercisable at December 31, 2022	1,010,513	16.21	1.95	4,305

Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories	The options outstanding under Sapiens’ stock option plans as of December 31, 2022 have been separated into ranges of exercise price as follows:
					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2022	Term	price	2022	Exercisable
$		(Years)	$		$

8	2,000	1.18	8	2,000	8
8.37-10.02	590,097	0.82	9.96	590,097	9.96
10.78-18.77	220,416	4.30	16.49	62,916	11.99
22.54-24.33	423,250	4.42	23.10	141,250	23.69
27.79-31.57	830,000	4.03	29.27	197,500	29.46
33.99	67,000	4.92	33.99	16,750	33.99

	2,132,763	3.30	21.51	1,010,513	16.21

Magic Software [Member]
Employee Option Plans (Tables) [Line Items]
Schedule of the RSU Activities	The following table summarizes Magic Software stock-based compensation activity during the year ended December 31, 2022:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	66,250	0.45	7.96	1,360
Granted	-	-
Exercised	(20,000)	-
Forfeited	(20,000)	-

Outstanding at December 31, 2022	26,250	0.91	5.99	394

Exercisable at December 31, 2022	6,250	3.81	0.6	76
A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2022 and changes during the year ended December 31, 2022 are as follows:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	-	$-	-	$-
Granted	4,028	264.67

Outstanding at December 31, 2022	4,028	$264.67	7.94	$7,499

Exercisable at December 31, 2022	827	$0.28	7.92	$1,839